Other (Loss) Gain (Tables)	12 Months Ended
Dec. 31, 2023
Other Gain (Loss) [Abstract]
Schedule of Other Nonoperating Income (Expense)

	For the years ended
	December 31, 2023	December 31, 2022
Unrealized loss on non-hedging derivatives	($0.9)	($0.3)
Reduction of obligation to renounce flow-through exploration expenditures	0.7	2.7
Turkish projects care and maintenance and arbitration costs	(2.9)	(5.0)
Fair value adjustment for sale of silver stream	—	2.6
Fair value adjustment for Milestone Payments (note 18)	(13.4)	(1.1)
Revision to reclamation for closed sites	(3.3)	—
Care and maintenance costs related to the El Chanate mine	(0.6)	(1.0)
Loss on disposal of assets	(1.9)	(0.7)
Other	(1.5)	(2.3)
	($23.8)	($5.1)